Subsequent Events (Details)	1 Months Ended	2 Months Ended			3 Months Ended			5 Months Ended	9 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Mar. 13, 2018 USD ($) $ / shares shares	Feb. 28, 2018 USD ($)	Feb. 21, 2018 USD ($) $ / shares shares	Mar. 31, 2018 USD ($)	Mar. 31, 2017 USD ($) shares	Mar. 20, 2017 USD ($) shares	Jun. 08, 2017 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Subsequent Event [Line Items]
Cash consideration for purchase of vessel										$ 0	$ 60,115,000	$ 0
Payments to acquire common stock										$ 7,638,000	$ 0	$ 22,846,000
Navios Partners
Subsequent Event [Line Items]
Number of shares issued-common stock | shares							47,795,000
Payments to acquire investment						$ 110,000	$ 2,048,000		$ 12,000
General partner interest of Navios Holdings						2.00%	2.00%		2.00%
Private placement of units to Navios Holdings | shares						2,040,000
Navios Containers
Subsequent Event [Line Items]
Ownership percentage of Navios Holdings										3.40%
Investments on the equity								$ 5,000,000
Navios Containers | Warrants
Subsequent Event [Line Items]
Noncontrolling Interest, Ownership Percentage by Noncontrolling Owners								1.70%
Fair Value Assumptions, Expected Term								5 years
Subsequent event | Newbuilding bulk carriers
Subsequent Event [Line Items]
Number of vessels	2
Lease term	10 years
Contractual Obligation	$ 11,140,000
Cash consideration for purchase of vessel	$ 5,570,000
Subsequent event | First newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT	82,000 dwt
Date of expected delivery	Q4 2019
Charter hire daily rate	$ 5,700
Subsequent event | Second newbuilding bulk carrier
Subsequent Event [Line Items]
Vessel capacity in DWT	82,000 dwt
Date of expected delivery	Q1 2020
Charter hire daily rate	$ 5,564
Subsequent event | Navios Equator Prosper
Subsequent Event [Line Items]
Vessel capacity in DWT			171,191 dwt
Vessel year built			2000
Cash consideration for purchase of vessel			$ 10,000,000
Subsequent event | Navios Herakles
Subsequent Event [Line Items]
Vessel capacity in DWT					52,061dwt
Vessel year built					2000
Vessel sale price					$ 7,682,000
Disposal date					Mar. 31, 2018
Vessel impairment loss					$ 6,715,000
Subsequent event | Navios Partners
Subsequent Event [Line Items]
Number of shares issued-common stock | shares				18,422,000
Payments to acquire investment				$ 5,000,000
Price per unit | $ / shares				$ 1.9
Payments to acquire common stock				$ 714,000
General partner interest of Navios Holdings				2.00%
Ownership percentage of Navios Holdings				20.20%
Subsequent event | Navios Containers
Subsequent Event [Line Items]
Ownership percentage of Navios Holdings		3.20%
Subsequent event | Navios Containers | Private placement
Subsequent Event [Line Items]
Private placement of units to Navios Holdings | shares		5,454,546
Price per share offered | $ / shares		$ 5.5
Investments on the equity		$ 500,000